OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

17.    OTHER PAYABLES AND ACCRUALS

Other payables and accruals are consisted of the follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Payables for purchase of property, plant and equipment	3,073,625	6,412,134
Freight payables	858,027	1,359,813
Accrued utilities, rentals and interest	424,436	629,977
Customs duties	157,655	147,759
Accrued warranty cost	149,164	221,699
Value-added tax and other tax payables	74,784	329,078
Commission payables	24,861	13,587
Contracted labor fees	24,392	20,015
Accrued professional service fees	19,739	34,110
Insurance premium payables	6,839	1,853
Others	30,562	44,359
Total	4,844,084	9,214,384